Income Tax	12 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
INCOME TAX

11 — INCOME TAX

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current and applicable laws of BVI, Zhibao BVI is not subject to tax on income or capital gains.

Hong Kong

Zhibao HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first Hong Kong Dollar (“HKD$”) 2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.

PRC

Zhibao China, Sunshine Insurance Brokers, Shanghai Anyi, and Zhibao Health were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

The income tax benefits (expenses) for the fiscal years ended June 30, 2022, 2023 and 2024 were comprised of the following:

	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expenses	—	(27,883)	(14,237)
Deferred income tax benefits (expenses)	2,110,635	(513,577)	(5,496,536)
	2,110,635	(541,460)	(5,510,773)

The components of profit (loss) before income taxes are summarized as follows:

	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
PRC	12,148,771	(42,687,229)	10,537,631
Hong Kong and other areas	—	129,909	8,224,895
	12,148,771	(42,557,320)	18,762,526

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Income (Loss) before income tax expenses	12,148,771	(42,557,320)	18,762,526
Income tax benefits/(expenses) computed at statutory EIT rate (25%)	(3,037,193)	10,639,329	(4,690,630)
Effect of entertainment expense	(167,577)	(182,962)	(475,202)
Effect of staff welfare expense	(7,159)	(61,534)	—
Effect of overdue fine	(17,515)	(74)	—
Effect of share-based compensation	(133,963)	(13,816,502)	—
Effect of non-taxable gain from extinguishment of liability	—	—	2,249,085
Effect of different tax rate in different jurisdictions	—	21,760	(207,099)
Effect of change in valuation allowance	5,474,042	2,858,523	(2,386,927)
Income tax benefits (expenses)	2,110,635	(541,460)	(5,510,773)

The principle components of deferred tax assets and deferred tax liabilities are as follows:

	June 30, 2023	June 30, 2024
	RMB	RMB
Deferred tax assets
Net operating loss carrying forwards	8,204,207	10,523,266
Allowance against doubtful accounts	463,204	3,578,914
Operating lease liabilities	4,434,426	4,517,779
Total deferred tax assets	13,101,837	18,619,959
Net off against deferred tax liabilities	(4,450,322)	(8,196,650)
Less: Valuation allowance	(7,046,758)	(10,366,052)
Total Deferred tax assets, net	1,604,757	57,257

	June 30, 2023	June 30, 2024
	RMB	RMB
Deferred tax liabilities
Operating lease right of use assets	4,458,020	4,498,450
GAAP difference - unbilled revenue	-	6,382,018
Total deferred tax liabilities	4,458,020	10,880,468
Net off against deferred tax assets	(4,450,322)	(8,196,650)
Deferred tax liabilities, net	7,698	2,683,818

The rollforward of valuation allowances of deferred tax assets were as follows:

	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	16,724,075	10,561,303	7,046,758
Adjustment of opening balance due to adoption of ASU 2016-13	—	—	932,367
Additions of valuation allowance	353,441	2,809,906	2,778,382
Reversal of valuation allowance	(2,119,236)	(1,163,918)	—
Utilization of NOLs	(3,708,247)	(4,504,510)	—
Expiration of NOLs	(688,730)	(656,023)	(391,455)
Balance at end of the year	10,561,303	7,046,758	10,366,052

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

As of June 30, 2022, 2023 and 2024, the Company had net operating losses of RMB 50,847,271, RMB 32,816,828 and RMB 40,527,246, respectively, which will be available to offset future taxable income. If not used, these carryforwards will expire from 2025 through 2029.

For the fiscal year ended June 30, 2022, 2023 and 2024, the Company reversed valuation allowance of RMB 2,119,236, RMB 1,163,918 and RMB nil, respectively as the Company made taxable income in certain subsidiaries during the year and expected to further generate net income in the next few years.

As of June 30, 2022, 2023 and 2024, due to uncertainties surrounding future utilization on PRC subsidiaries, the Company had valuation allowance of RMB 10,561,303, RMB 7,046,758 and RMB 10,366,052, respectively, against the deferred tax assets based upon management’s assessment as to their realization.

Unrecognized tax benefits

The aggregate change in the balance of gross unrecognized tax benefits for the year ended June 30, 2022, 2023 and 2024 was as follows:

	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	—	—	1,026,964
Increases related to tax positions change	—	1,026,964	—
Balance at end of the year	—	1,026,964	1,026,964

As of June 30, 2023 and 2024, there was RMB 1,026,964 and RMB 1,026,964 of unrecognized tax benefits, respectively, which would affect the annual effective tax rate if recognized. The unrecognized tax benefit was presented as a reduction of the Deferred tax assets — Net operating loss carrying forwards in the consolidated financial statements as of June 30, 2024. For the year ended June 30, 2022, 2023 and 2024, the Company recorded unrecognized tax benefits as a reduction of the deferred tax assets in the amount of RMB nil, RMB 1,026,964 and RMB nil.

The Company recognizes interest and penalty charges related to uncertain tax positions as necessary in the provision for income taxes. For the years ended June 30, 2022, 2023 and 2024, no interest expense or penalty was accrued in relation to the unrecognized tax benefit. The Company has a liability for accrued interest of nil as of June 30, 2023 and 2024, respectively.

ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. The Company records unrecognized tax benefits as liabilities or a reduction of deferred tax assets in accordance with ASC 740 and adjusts these amounts when our judgment changes as a result of the evaluation of new information not previously available. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Company will record additional tax expense or tax benefit in the period in which such resolution occurs.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.